Fees Summary	May 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 46,813,600.00
Total Fee Amount	6,464.96
Total Offset Amount	0.00
Net Fee	$ 6,464.96
Offering Table N/A
Offset Table N/A	N/A